Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended				12 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011 Designated as Hedging Instrument Commodity swaps		Sep. 30, 2012 Designated as Hedging Instrument Commodity swaps		Sep. 30, 2011 Designated as Hedging Instrument Commodity swaps		Dec. 31, 2011 Designated as Hedging Instrument Commodity swaps		Dec. 31, 2010 Designated as Hedging Instrument Commodity swaps		Dec. 31, 2009 Designated as Hedging Instrument Commodity swaps		Dec. 31, 2010 Designated as Hedging Instrument Interest rate swaps, receive-variable, pay-fixed	Dec. 31, 2009 Designated as Hedging Instrument Interest rate swaps, receive-variable, pay-fixed	Sep. 30, 2012 Not Designated as Hedging Instrument Commodity swaps		Sep. 30, 2012 Not Designated as Hedging Instrument Commodity swaps		Dec. 31, 2011 Not Designated as Hedging Instrument Commodity swaps		Dec. 31, 2009 Not Designated as Hedging Instrument Interest rate swaps, receive-variable, pay-fixed
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized in Accumulated OCI							$ (4,826)	[1]	$ (2,476)	[1]
Loss Reclassified from Accumulated OCI	(633)	[2]	(283)	[2]	(2,488)	[2]	(2,838)	[1]	(8,505)	[1]	(36,723)	[1]	(281)	(3,511)	(409)	[2]	(5,281)	[2]
Loss Recognized in Accumulated OCI	890	[2]	50	[2]	1,348	[2]	(1,121)	[3]	(921)	[3]	(4,652)	[3]			(1,205)	[2]	1,112	[2]	(8,643)	[3]	(1,257)	[4]
Gain (Loss) Recognized on Derivatives Contracts (Ineffective portion)							$ (68)	[3]	$ (132)	[3]	$ (92)	[3]

[1]	Net losses at December 31, 2011, are expected to be reclassified from Accumulated other comprehensive income into earnings within the next 23 months.
[2]	Loss reclassified from Accumulated OCI to earnings and gain (loss) recognized on derivatives is included in Cost of products sold.
[3]	Location of loss recognized in earnings is included in Cost of products sold.
[4]	Location of loss recognized in earnings is included in Interest expense and Other income, net.